UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_|  adds new holding entries.

Institutional Manager Filing this Report:

Name:     STG Capital Management, LP

Address:  780 Third Avenue
          Suite 301
          New York, New York 10017

13F File Number: 28-11072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stan Gonzalez
Title:  Chief Financial Officer
Phone:  212-622-7713


Signature, Place and Date of Signing:

 /s/ Stan Gonzalez                New York, New York           July 21, 2010
--------------------             -------------------          --------------
     [Signature]                    [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    $131,898
                                           (thousands)


List of Other Included Managers: NONE

                                                    FORM 13F INFORMATION TABLE
                                                    STG Capital Management, LP


COLUMN 1                       COLUMN 2         COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6      COLUMN 7       COLUMN 8

                                TITLE                      VALUE     SHRS OR  SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS           CUSIP     (X1000)   PRN AMT  PRN CALL  DISCRETION   MANAGERS   SOLE    SHARED  NONE
APPLE INC                     COM               037833100    6288      25000   SH         SOLE         NONE       25000
APPLIED MATLS INC             COM               038222105    3719     309368   SH         SOLE         NONE      309368
BAIDU INC                     SPON ADR REP A    056752108    4425      65000   SH         SOLE         NONE       65000
BMC SOFTWARE INC              COM               055921100    3605     104100   SH         SOLE         NONE      104100
BROADCOM CORP                 CL A              111320107    3956     120000   SH         SOLE         NONE      120000
CEVA INC                      COM               157210105    3616     286992   SH         SOLE         NONE      286992
CHECK POINT SOFTWARE TECH LT  ORD               M22465104    1772      60100   SH         SOLE         NONE       60100
CHINA DIGITAL TV HLDG CO LTD  SPONSORED ADR     16938G107     956     175000   SH         SOLE         NONE      175000
COMPUWARE CORP                COM               205638109    2414     302510   SH         SOLE         NONE      302510
CONCUR TECHNOLOGIES INC       COM               206708109    1737      40700   SH         SOLE         NONE       40700
CREE INC                      COM               225447101    3002      50000   SH         SOLE         NONE       50000
CTRIP COM INTL LTD            AMERICAN DEP SHS  22943F100    3380      90000   SH         SOLE         NONE       90000
EMULEX CORP                   COM NEW           292475209     499      54400   SH         SOLE         NONE       54400
GLOBALSTAR INC                COM               378973408    2272    1475000   SH         SOLE         NONE     1475000
GSI TECHNOLOGY                COM               36241U106    1288     225143   SH         SOLE         NONE      225143
HOME INNS & HOTELS MGMT INC   SPON ADR          43713W107    3514      90000   SH         SOLE         NONE       90000
INFOSYS TECHNOLOGIES LTD      SPONSORED ADR     456788108    2001      33400   SH         SOLE         NONE       33400
INTEL CORP                    COM               458140100    1587      81600   SH         SOLE         NONE       81600
LATTICE SEMICONDUCTOR CORP    COM               518415104    6241    1437908   SH         SOLE         NONE     1437908
MINDSPEED TECHNOLOGIES INC    COM NEW           602682205    6850     914600   SH         SOLE         NONE      914600
NETEZZA CORP                  COM               64111N101    5056     369627   SH         SOLE         NONE      369627
NETLOGIC MICROSYSTEMS INC     COM               64118B100    4595     168922   SH         SOLE         NONE      168922
NETSCOUT SYS INC              COM               64115T104    2766     194539   SH         SOLE         NONE      194539
NII HLDGS INC                 CL B NEW          62913F201    3089      95000   SH         SOLE         NONE       95000
O2MICRO INTERNATIONAL LTD     SPONS ADR         67107W100    1868     314414   SH         SOLE         NONE      314414
OCZ TECHNOLOGY GROUP INC      COM               67086E303     675     225000   SH         SOLE         NONE      225000
PARAMETRIC TECHNOLOGY CORP    COM NEW           699173209    1448      92410   SH         SOLE         NONE       92410
PROCERA NETWORKS INC          COM               74269U104     240     524200   SH         SOLE         NONE      524200
RACKSPACE HOSTING INC         COM               750086100    2017     110000   SH         SOLE         NONE      110000
RADWARE LTD                   ORD               M81873107    7024     343120   SH         SOLE         NONE      343120
RAMBUS INC DEL                COM               750917106     964      55000   SH         SOLE         NONE       55000
RF MICRODEVICES INC           COM               749941100    2307     590000   SH         SOLE         NONE      590000
SAPIENT CORP                  COM               803062108    1927     190000   SH         SOLE         NONE      190000
SHUTTERFLY INC                COM               82568P304     958      40000   SH         SOLE         NONE       40000
SILICON GRAPHICS INTL CORP    COM               82706L108     922     130250   SH         SOLE         NONE      130250
SINA CORP                     ORD               G81477104    2821      80000   SH         SOLE         NONE       80000
SONUS NETWORKS INC            COM               835916107    3171    1170000   SH         SOLE         NONE     1170000
SOURCEFIRE INC                COM               83616T108    1235      65000   SH         SOLE         NONE       65000
SYNAPTICS INC                 COM               87157D109    1650      60000   SH         SOLE         NONE       60000
TALEO CORP                    CL A              87424N104    1465      60300   SH         SOLE         NONE       60300
TERADATA CORP DEL             COM               88076W103    3909     128239   SH         SOLE         NONE      128239
TERREMARK WORLDWIDE INC       COM NEW           881448203     837     107200   SH         SOLE         NONE      107200
TEXAS INSTRS INC              COM               882508104    4228     181600   SH         SOLE         NONE      181600
TRIQUINT SEMICONDUCTOR INC    COM               89674K103    2235     365822   SH         SOLE         NONE      365822
VIACOM INC NEW                CL B              92553P201    3764     120000   SH         SOLE         NONE      120000
VICOR CORP                    COM               925815102    4837     387300   SH         SOLE         NONE      387300
YAHOO INC                     COM               984332106    2768     200000   SH         SOLE         NONE      200000



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